Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Destra Investment Trust
Entity Central Index Key	0001492374
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000174035
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class A
Trading Symbol	DPIAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.50%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund A
Without Load	18.26%	2.95%	4.74%
With Load	12.93%	2.01%	4.26%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	18.42%	3.66%	5.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 252,243,460
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 1,582,712
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$252,243,460 Number of Portfolio Holdings208 Advisory Fee (net of waivers)$1,582,712 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	0.9%
Money Market Funds	2.8%
Preferred Securities	70.3%
Contingent Capital Securities	26.0%

C000174036
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class C
Trading Symbol	DPICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.25%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund C	17.40%	2.19%	3.97%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	18.42%	3.66%	5.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 252,243,460
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 1,582,712
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$252,243,460 Number of Portfolio Holdings208 Advisory Fee (net of waivers)$1,582,712 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	0.9%
Money Market Funds	2.8%
Preferred Securities	70.3%
Contingent Capital Securities	26.0%

C000174037
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class I
Trading Symbol	DPIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund I	18.57%	3.21%	5.04%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	18.42%	3.66%	5.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 252,243,460
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 1,582,712
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$252,243,460 Number of Portfolio Holdings208 Advisory Fee (net of waivers)$1,582,712 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	0.9%
Money Market Funds	2.8%
Preferred Securities	70.3%
Contingent Capital Securities	26.0%